Property and Equipment, net (Details) - Schedule of property and equipment, net - Ambulnz, Inc. [Member] - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 17,420,561	$ 14,975,210	$ 10,517,023
Less: accumulated depreciation	(7,003,915)	(5,869,613)	(4,138,317)
Property and equipment, net	10,416,646	9,105,597	6,378,706
Office equipment and furniture [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,462,852	1,044,555	815,470
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	498,784	200,000
Land [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	37,800	37,800
Transportation equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	11,621,574	10,418,045
Medical equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	3,194,004	2,681,510	1,670,874
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 605,547	$ 593,300	$ 579,200